Item 1. Report to Shareholders

T. Rowe Price Summit Municipal Intermediate Fund
--------------------------------------------------------------------------------
April 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Summit Municipal Intermediate Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)



Financial Highlights            For a share outstanding throughout each period
--------------------------------------------------------------------------------

              6 Months        Year
                 Ended       Ended
               4/30/04    10/31/03   10/31/02   10/31/01   10/31/00   10/31/99

NET ASSET VALUE
Beginning
of period      $  10.96   $  10.90   $  10.78   $  10.30   $  10.12   $  10.70

Investment
activities

  Net investment
  income (loss)    0.20       0.44       0.46       0.48       0.48       0.46

  Net realized
  and unrealized
  gain (loss)     (0.10)      0.06       0.12       0.48       0.18      (0.56)

  Total from
  investment
  activities       0.10       0.50       0.58       0.96       0.66      (0.10)

Distributions

  Net investment
  income          (0.20)     (0.44)     (0.46)     (0.48)     (0.48)     (0.46)

  Net realized
  gain             --         --         --         --         --        (0.02)

  Total
  distributions   (0.20)     (0.44)     (0.46)     (0.48)     (0.48)     (0.48)


NET ASSET VALUE

End of period   $  10.86   $  10.96   $  10.90   $  10.78   $  10.30   $  10.12
                ----------------------------------------------------------------

Ratios/
Supplemental Data

Total return ^     0.86%      4.65%      5.53%      9.48%      6.70%    (0.96)%

Ratio of total
expenses to
average net
assets             0.50%!     0.50%      0.50%      0.50%      0.50%      0.50%

Ratio of net
investment income
(loss) to average
net assets         3.55%!     3.98%      4.27%      4.51%      4.73%      4.43%

Portfolio
turnover rate      22.9%!     29.8%      18.5%      20.3%      41.3%      38.5%

Net assets,
end of period
(in thousands)  $154,028   $115,405   $110,790   $ 93,226   $ 79,407   $ 83,794


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit Municipal Intermediate Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          April 30, 2004

Portfolio of Investments ss.                         $ Par                Value
--------------------------------------------------------------------------------
(Amounts in 000s)

ALABAMA  1.4%

Alabama Federal Highway Fin. Auth.,
5.00%, 3/1/08 (MBIA Insured)                         1,000                1,084

Jefferson County Sewer,
5.50%, 2/1/40
(Prerefunded 2/1/11!) (FGIC Insured)                 1,000                1,129

Total Alabama (Cost $2,143)                                               2,213


ALASKA  0.3%

Alaska HFC, Single Family,
5.75%, 12/1/11 #                                       485                  513

Total Alaska (Cost $483)                                                    513


ARIZONA  2.8%

Arizona School Fac. Board, 5.50%, 7/1/13             1,500                1,648

Maricopa County PCR, Arizona
Public Service Company
1.875%, 5/1/29 (Tender 3/1/05)                         500                  499

Phoenix Street & Highway, 5.00%,
7/1/11 (FGIC Insured)                                1,500                1,634

Salt River Agricultural Improvement &
Power Dist. 5.25%, 1/1/15                              500                  540

Total Arizona (Cost $4,292)                                               4,321


CALIFORNIA  6.9%

California, GO
    5.00%, 2/1/10                                      500                  532

    5.25%, 3/1/07                                    1,000                1,068

California Board of Public Works,
Dept. of Mental Health Coalinga,
5.00%, 6/1/08                                        1,000                1,068

California Dept. of Water Resources
    5.50%, 5/1/14 (AMBAC Insured)                    1,000                1,096

  Water Power Supply, 5.50%, 5/1/11                    800                  873

California Public Works Board
  Dept. of Corrections
    5.00%, 6/1/07                                      500                  531

    6.00%, 11/1/05 (MBIA Insured)                      250                  260

Capistrano Unified School Dist. No. 90-2,
5.875%, 9/1/23                                         200                  200

Foothill / Eastern Transportation
Corridor Agency
Zero Coupon, 1/1/05 (Escrowed to Maturity)             350                  347

Golden State Tobacco Securitization Corp.
Tobacco Settlement, 5.50%, 6/1/33                      500                  491

Los Angeles County
Sanitation Dist. Fin. Auth.
5.00%, 10/1/21 (FSA Insured)                         3,000                3,084

Port of Oakland, 5.00%,
11/1/11 (MBIA Insured) #                             1,000                1,065

Total California (Cost $10,712)                                          10,615


COLORADO  1.6%

Colorado DOT, 5.50%, 6/15/13 (MBIA Insured)          1,000                1,119

Denver City and County Airport,
6.25%, 11/15/05 (MBIA Insured) #                     1,000                1,066

Arapahoe County Highway Admin.,
E-470 Public Highway
Auth., Zero Coupon, 8/31/26
(Prerefunded 8/31/05!)                               1,000                  204

Total Colorado (Cost $2,353)                                              2,389


CONNECTICUT  1.6%

Connecticut, GO, 5.25%, 6/15/13
(Prerefunded 6/15/09!) (FGIC Insured)                1,000                1,112

Mashantucket Western Pequot Tribe, 144A
    5.60%, 9/1/09                                      200                  217

    5.70%, 9/1/12                                      500                  531

Univ. of Connecticut, Student Fee, 5.25%,
11/15/16 (FGIC Insured)                                500                  544

Total Connecticut (Cost $2,234)                                           2,404


DISTRICT OF COLUMBIA  2.8%

Metropolitan Washington D.C. Airports Auth.
    5.50%, 10/1/12 (FGIC Insured) #                  1,000                1,071

    5.50%, 10/1/18 (MBIA Insured) #                  1,000                1,056

    5.75%, 10/1/19 (FGIC Insured) #                  1,000                1,076

Washington Metro Area Transit Auth.,
5.00%, 1/1/12 (MBIA Insured)                         1,000                1,087

Total District of Columbia (Cost $4,294)                                  4,290

FLORIDA  8.4%

Broward County, GO, 5.25%, 1/1/18                      500                  528

Broward County Airport, 5.00%,
10/1/06 (FGIC Insured)                                 745                  796

Broward County School Dist.,
GO, 5.00%, 2/15/06                                     500                  527

Dade County Aviation,
Miami International Airport
5.75%, 10/1/05 (FSA Insured) #                       1,000                1,055

Dade County School Board,
5.60%, 8/1/26
(Prerefunded 8/1/06!) (AMBAC Insured)                1,280                1,396

Fishawk Community Dev. Dist.,
5.00%, 11/1/07                                         230                  228

Florida Board of Ed., GO,
5.125%, 6/1/13                                       1,000                1,066

Florida Dept. of Environmental Protection,
5.25%, 7/1/14 (FGIC Insured)                           500                  543

Florida Dept. of Natural Resources,
Documentary Stamp Tax
6.00%, 7/1/06 (MBIA Insured)                           500                  543

Hillsborough County Aviation Auth.,
5.25%, 10/1/09 (MBIA Insured) #                      1,000                1,084

Indian Trace Community Dev. Dist.,
5.50%, 5/1/07 (MBIA Insured)                           500                  529

Jacksonville Electric Auth., 5.00%,
10/1/09 (AMBAC Insured)                              1,500                1,641

Middle Village Community Dev. Dist.,
5.00%, 5/1/09                                          250                  248

Orange County, 5.00%, 1/1/14 (FGIC Insured)            800                  853

Reedy Creek Improvement Dist., GO,
5.375%, 6/1/15 (AMBAC Insured)                         750                  811

Santa Rosa HFA, Baptist Health Care,
Pensacola VRDN (Currently 1.10%)                       800                  800

Wilderness Lake Preserve, 5.00%, 5/1/09                250                  246

Total Florida (Cost $12,649)                                             12,894


GEORGIA  3.2%

Cobb-Marietta Water Auth., 5.50%, 11/1/14              750                  838

Coweta County Residential Care Fac.
for the Elderly Auth. Wesley Woods
of Newnan-Peachtree City, 7.625%, 10/1/06              255                  259

Dekalb County, GO, 5.00%, 1/1/07                     1,335                1,431

Georgia Private Colleges & Univ. Auth.,
Emory Univ. 5.75%, 11/1/18                           1,955                2,167

Savannah Economic Dev. Auth.,
Savannah College of Art & Design
6.80%, 10/1/19 (Prerefunded 10/1/09!)                  200                  236

Total Georgia (Cost $4,718)                                               4,931

HAWAII  1.9%

Hawaii, GO, 5.50%, 2/1/11 (FSA Insured)              1,050                1,171

Hawaii Dept. of Budget & Fin.,
Wilcox Memorial Hosp. 5.50%, 7/1/09                  1,690                1,822

Total Hawaii (Cost $2,855)                                                2,993


IDAHO  0.3%

Nez Perce County IDRB, PCR,
Potlatch, 7.00%, 12/1/14                               400                  422

Total Idaho (Cost $400)                                                     422


ILLINOIS  2.3%

Chicago, GO, 5.50%,
1/1/09 (MBIA Insured)                                  500                  553

Chicago Water, 5.50%,
11/1/18 (AMBAC Insured)                                500                  541

Illinois, GO, 5.50%,
8/1/16 (MBIA Insured)                                  500                  544

Illinois HFA
  Edward Health Services,
  5.00%, 2/15/09 (AMBAC Insured)                       500                  536

  Hinsdale Hosp., 7.00%,
  11/15/19 (Escrowed to Maturity)                      260                  273

Metropolitan Pier & Exposition Auth.,
5.375%, 12/15/17 (FGIC Insured)                      1,000                1,069

Total Illinois (Cost $3,319)                                              3,516


INDIANA  1.4%

Goshen, Greencroft Obligation Group,
5.20%, 8/15/06                                         750                  757

St. Joseph County
  Madison Center
    5.10%, 2/15/05                                     260                  265

    5.25%, 2/15/07                                     295                  312

Whiting Environmental Fac. IDA, BP Amoco, PCR
VRDN (Currently 1.13%) #                               750                  750

Total Indiana (Cost $2,053)                                               2,084


IOWA  0.2%

Iowa Fin. Auth., Wesley Retirement Services,
6.25%, 2/1/12 (Prerefunded 8/1/05!)                    250                  266

Total Iowa (Cost $250)                                                      266

KENTUCKY  0.5%

Kenton County Airport Board, Delta Airlines,
7.50%, 2/1/12 #                                        800                  731

Total Kentucky (Cost $800)                                                  731


LOUISIANA  0.9%

Hodge Utility, PCR, Stone Container Corp.,
7.45%, 3/1/24 #                                        200                  202

St. Charles Parish, PCR, Shell Oil,
VRDN (Currently 1.13%) #                             1,100                1,100

Total Louisiana (Cost $1,300)                                             1,302


MARYLAND  11.2%

Baltimore County, GO, 5.00%, 8/1/12                  1,540                1,682

Maryland CDA, New Princess Anne Townhouses
VRDN (Currently 1.08%) #                             2,875                2,875

Maryland Economic Dev. Corp.,
Aviation Administration
5.50%, 6/1/13 (FSA Insured) #                        1,250                1,356

Maryland Energy Fin. Administration
  Baltimore Wastewater
    5.85%, 12/1/05 #                                 1,510                1,588

    6.30%, 12/1/10 #                                   250                  265

Maryland HHEFA
  Good Samaritan Hosp., 5.50%, 7/1/05
  (Escrowed to Maturity)                               700                  733

  Lifebridge Health, 5.00%, 7/1/13                   2,065                2,170

Montgomery County, GO, 5.25%, 10/1/14                1,500                1,633

Northeast Maryland Waste Disposal Auth.,
Solid Waste, Resco Retrofit, 5.50%,
4/1/11 (AMBAC Insured) #                             1,000                1,086

Univ. of Maryland Systems Auxiliary Fac.
    5.00%, 4/1/07                                    1,050                1,130

    5.00%, 4/1/09                                      565                  617

Washington Suburban Dist., GO, Sewage Disposal
5.00%, 6/1/11                                        1,895                2,080

Total Maryland (Cost $17,373)                                            17,215


MASSACHUSETTS  5.7%

Massachusetts, GO, 5.00%, 8/1/07                     2,500                2,691

Massachusetts
    5.25%, 1/1/13 (Prerefunded 1/1/06!)
    (MBIA Insured)                                   1,500                1,598

    5.25%, 10/1/22 (Prerefunded 10/1/13!)              500                  550

    5.75%, 6/1/20 (Prerefunded 6/1/10!)              1,000                1,135

Massachusetts Municipal Wholesale
Electric Company Power Supply Systems,
5.00%, 7/1/07 (MBIA Insured)                         1,500                1,615

Massachusetts Partners Healthcare,
5.00%, 7/1/07                                          300                  322

Massachusetts Water Pollution Abatement Trust,
Water Resources Auth., 6.00%, 8/1/15                   800                  912

Total Massachusetts (Cost $8,766)                                         8,823


MICHIGAN  3.7%

Detroit School Dist., GO
    5.50%, 5/1/18 (FSA Insured)                      1,000                1,083

  Building & Site Improvement, 5.00%, 5/1/08
  (FGIC Insured)                                       500                  543

Michigan Hosp. Fin. Auth.
  Ascension Health, 5.30%,
  11/15/33 (Tender 11/15/06)                         1,000                1,077

  Mercy Health Services, 5.00%, 8/15/12
  (Escrowed to Maturity)                             1,395                1,482

Michigan Municipal Bond Auth., Clean Water
5.50%, 10/1/04                                         500                  509

Wayne Charter County Airport, 5.25%, 12/1/11
(MBIA Insured) #                                     1,000                1,061

Total Michigan (Cost $5,497)                                              5,755


MINNESOTA  0.8%

Minneapolis-St. Paul Metropolitan
Airport Commission
    5.50%, 1/1/17 (FGIC Insured)                     1,000                1,088

  Northwest Airlines, 6.50%,
  4/1/25 (Tender 4/1/05) #                             200                  189

Total Minnesota (Cost $1,222)                                             1,277


MISSOURI  1.4%

Good Shepherd Nursing Home Dist.,
5.45%, 8/15/08                                         320                  325

Missouri Highway & Transportation
Commission 5.00%, 2/1/08                             1,000                1,084

St. Louis Municipal Fin. Corp.,
City Justice Center
5.375%, 2/15/14 (AMBAC Insured)                        750                  816

Total Missouri (Cost $2,206)                                              2,225

NEVADA  0.9%

Clark County, GO, 5.50%,
6/1/16 (FGIC Insured)                                  800                  871

Clark County, IDRB, PCR, Southwest Gas,
5.80%, 3/1/38 (Tender 3/1/13) #                        500                  533

Total Nevada (Cost $1,326)                                                1,404


NEW JERSEY  1.2%

Middlesex County Improvement Auth.,
Student Housing Urban Renewal,
5.00%, 8/15/23                                         500                  490

New Jersey Economic Dev. Auth.,
Winchester Gardens
8.625%, 11/1/25 (Prerefunded 11/1/06)                  210                  246

New Jersey Transportation Trust Fund Auth.
5.75%, 6/15/11 (Escrowed to Maturity)                1,000                1,140

Total New Jersey (Cost $1,728)                                            1,876


NEW YORK  9.9%

Albany Parking Auth., 5.25%, 10/15/12                  345                  359

Dormitory Auth. of the State of New York
  City Univ., 6.875%,
  7/1/14 (Prerefunded 7/1/04!
  (MBIA Insured)                                       350                  360

  Nyack Hosp., 6.00%, 7/1/06                           160                  155

Metropolitan Transportation Auth.,
5.375%, 7/1/27 (Tender 7/1/09)                       1,000                1,114

Nassau County Ind. Dev. Agency
6.70%, 1/1/09 (Prerefunded 1/1/05!)                    250                  264

New York City, GO
    5.00%, 8/1/07                                    1,500                1,604

    5.25%, 8/1/11                                    1,500                1,609

New York City Health and Hosp. Corp.,
5.25%, 2/15/12 (AMBAC Insured)                         800                  870

New York Housing Fin. Agency
    5.25%, 9/15/17 (MBIA Insured)                    1,000                1,078

    5.85%, 9/15/09                                     300                  322

New York Mortgage Agency, 5.80%, 10/1/06 #             500                  528

New York State Environmental Fac. Corp.,
New York City Municipal Water Fin. Auth.,
6.875%, 6/15/10                                         50                   53

New York State Urban Dev. Corp.,
Corrections & Youth Fac.
5.25%, 1/1/21 (Tender 1/1/09)                        1,250                1,356

Port Auth. of New York & New Jersey,
5.875%, 9/15/15 (FGIC Insured) #                     1,000                1,079

Tobacco Settlement Fin. Corp.
of New York State
    5.00%, 6/1/07                                    1,000                1,066

    5.50%, 6/1/16                                    1,500                1,604

United Nations Dev. Corp., 5.25%, 7/1/14             1,695                1,783

Total New York (Cost $15,202)                                            15,204


NORTH CAROLINA  1.0%

North Carolina Eastern
Municipal Power Agency
6.70%, 1/1/19                                          700                  773

North Carolina Municipal Power Agency,
Catawba Electric 5.50%, 1/1/13                         750                  808

Total North Carolina (Cost $1,497)                                        1,581


OHIO  1.6%

Cuyahoga County Hosp.,
Cleveland Clinic Obligation Group
6.00%, 1/1/32                                          750                  791

Ohio, New Infrastructure, 5.00%, 6/15/07             1,500                1,617

Ohio Housing Fin. Agency, 5.025%, 3/1/21 #             125                  126

Total Ohio (Cost $2,538)                                                  2,534


OKLAHOMA  0.7%

Oklahoma Transportation Auth., 5.25%, 1/1/16
(AMBAC Insured)                                      1,000                1,070

Total Oklahoma (Cost $1,027)                                              1,070


OREGON  0.7%

Oregon DOT, 5.50%, 11/15/14                          1,000                1,109

Total Oregon (Cost $1,059)                                                1,109


PENNSYLVANIA  3.2%

Allegheny County Sanitary Auth.,
5.75%, 12/1/16 (MBIA Insured)                        1,410                1,573

Beaver County IDA, PCR, FirstEnergy,
4.85%, 6/1/30 (Tender 6/1/04)                          500                  501

Cumberland County Municipal Auth.,
Wesley Affiliated Services, 7.125%, 1/1/25             400                  397

Pennsylvania, GO, 5.75%, 1/15/09                     1,000                1,121

Pennsylvania Intergov't. Cooperative Auth.
5.25%, 6/15/13 (FGIC Insured)                          750                  810

Philadelphia IDA, Paul's Run Retirement
Community 5.85%, 5/15/13                               500                  505

Total Pennsylvania (Cost $4,711)                                          4,907


PUERTO RICO  0.7%

Puerto Rico Electric Power Auth.,
5.25%, 7/1/12 (FSA Insured)                          1,000                1,107

Total Puerto Rico (Cost $1,129)                                           1,107


RHODE ISLAND  1.0%

Rhode Island Economic Dev. Corp.,
5.25%, 6/15/09 (FSA Insured)                         1,400                1,544

Total Rhode Island (Cost $1,562)                                          1,544


SOUTH CAROLINA  4.1%

Charleston Water & Sewer,
5.125%, 1/1/13                                         500                  545

South Carolina, GO, School Fac.,
5.75%, 1/1/08                                        1,000                1,110

South Carolina Public Service Auth.
    5.00%, 1/1/09 (FSA Insured)                      1,000                1,087

    5.50%, 1/1/12 (FSA Insured)                      1,000                1,115

South Carolina Transportation
Infrastructure Bank
    5.50%, 10/1/12 (AMBAC Insured)                   1,000                1,097

    5.50%, 10/1/15 (AMBAC Insured)                   1,240                1,357

Total South Carolina (Cost $6,125)                                        6,311

TENNESSEE  0.7%

Memphis-Shelby County Airport Auth.,
6.25%, 2/15/11 (MBIA Insured) #                        200                  225

Tennessee Housing Dev. Agency
    4.95%, 7/1/10 #                                    420                  445

    5.05%, 7/1/11 #                                    355                  375

Total Tennessee (Cost $980)                                               1,045


TEXAS  6.9%

Abilene Health Fac. Dev., Sears Methodist
Retirement System, 5.40%, 11/15/09                     700                  717

Austin Airport System, 5.75%,
11/15/08 (MBIA Insured) #                              500                  536

Gulf Coast Waste Disposal Auth., BP Amoco
VRDN (Currently 1.13%) #                             1,695                1,695

Harris County Health Fac. Dev. Corp.,
Texas Childrens Hosp. 5.375%, 10/1/12                  800                  848

Houston, GO, 5.375%, 3/1/12 (FSA Insured)            1,200                1,305

Houston Airport IDRB, Continental Airlines,
6.75%, 7/1/29 #                                        135                  113

Lower Colorado River Auth., 5.75%,
5/15/11 (FSA Insured)                                1,370                1,526

North East Independent School Dist., GO
6.00%, 2/1/16 (Prerefunded 2/1/10!)                  1,100                1,260

Sabine River Auth., PCR
  TXU Energy
    5.50%, 5/1/22 (Tender 11/1/11)                     170                  180

    6.15%, 8/1/22                                      250                  260

San Antonio
  GO, 5.50%, 2/1/19                                    495                  533

    5.50%, 2/1/19 (Prerefunded 2/1/12!)                  5                    6

San Antonio Electric & Gas, 5.00%, 2/1/07            1,000                1,069

Tarrant County Health Fac. Dev. Corp.,
Texas Health Resources,
5.75%, 2/15/10 (MBIA Insured)                          500                  549

Total Texas (Cost $10,109)                                               10,597

VIRGINIA  3.9%

Arlington County IDA,
Virginia Hosp. Center, 5.50%, 7/1/13                 1,000                1,076

Bedford County IDA, PCR, Georgia-Pacific,
4.60%, 8/1/04                                           85                   85

Charles County IDA, IDRB, Waste Management
6.25%, 4/1/27 (Tender 4/1/12) #                        250                  271

Hampton Museum, Virginia Air/Space &
Hampton Roads Historical Center,
5.00%, 1/1/06                                          480                  502

Portsmouth Public Improvement
  GO, 5.50%, 6/1/14 (FGIC Insured)                     220                  241

    5.50%, 6/1/14 (Prerefunded 6/1/08!)
    (FGIC Insured)                                     580                  643

Virginia Biotechnology Research Park Auth.,
5.25%, 9/1/12                                        1,000                1,085

Virginia College Building Auth.,
Public Higher Ed. 5.50%, 9/1/14                      1,000                1,100

Virginia Transportation Board,
5.125%, 5/15/21                                      1,000                1,039

Total Virginia (Cost $5,792)                                              6,042


WASHINGTON  1.4%

King County, GO, 5.25%, 12/1/07                      1,500                1,642

Washington HFA, Virginia Mason Medical Center
6.00%, 8/15/08 (MBIA Insured)                          500                  563

Total Washington (Cost $2,046)                                            2,205


WISCONSIN  1.4%

Milwaukee Metropolitan Sewage Dist.,
GO, 6.25%, 10/1/05                                   1,600                1,703

Wisconsin HEFA, Froedert & Community Health
5.625%, 10/1/11                                        400                  433

Total Wisconsin (Cost $2,047)                                             2,136


U. S. VIRGIN ISLANDS 0.2%

Virgin Islands PFA
  Hovensa Refinery
    5.875%, 7/1/22 #                                   200                  204

    6.125%, 7/1/22 #                                   150                  156

Total U. S. Virgin Islands (Cost $350)                                      360

Total Investments in Securities
98.8% of Net Assets (Cost $149,147)                                  $  152,211
                                                                     ----------



  ss.    Denominated in U.S. dollar unless otherwise noted

    #    Interest subject to alternative minimum tax

    !    Used in determining portfolio maturity

 144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers--total value of such securities at period-end amounts to $748 and represents 0.5% of net assets

AMBAC    AMBAC Assurance Corp.

  CDA    Community Development Administration

  DOT    Department of Transportation

 FGIC    Financial Guaranty Insurance Company

  FSA    Financial Security Assurance Inc.

   GO    General Obligation

 HEFA    Health & Educational Facility Authority

  HFA    Health Facility Authority

  HFC    Housing Finance Corp.

HHEFA    Health & Higher Educational Facility Authority

  IDA    Industrial Development Authority/Agency

 IDRB    Industrial Development Revenue Bond

 MBIA    MBIA Insurance Corp.

  PCR    Pollution Control Revenue

  PFA    Public Finance Authority

 VRDN    Variable-Rate Demand Note


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit Municipal Intermediate Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          April 30, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
(Amounts in $ 000s except shares and per share amounts)

Assets

Investments in securities, at value (cost $149,147)                  $  152,211

Other assets                                                              2,344

Total assets                                                            154,555

Liabilities

Total liabilities                                                           527

NET ASSETS                                                           $  154,028
                                                                     ----------

Net Assets Consist of:

Undistributed net investment income (loss)                           $       11

Undistributed net realized gain (loss)                                     (577)

Net unrealized gain (loss)                                                3,064

Paid-in-capital applicable to 14,185,750 shares of
$0.0001 par value capital stock outstanding;
4,000,000,000 shares of the Corporation authorized                      151,530


NET ASSETS                                                           $  154,028
                                                                     ----------

NET ASSET VALUE PER SHARE                                            $    10.86
                                                                     ----------



The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit Municipal Intermediate Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)

                                                                       6 Months
                                                                          Ended
                                                                        4/30/04

Investment Income (Loss)

Interest income                                                      $    2,751

Investment management and administrative expense                            339

Net investment income (loss)                                              2,412


Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                                155

  Futures                                                                  (132)

  Net realized gain (loss)                                                   23

Change in net unrealized gain (loss)

  Securities                                                             (2,161)

  Futures                                                                    48

  Change in net unrealized gain (loss)                                   (2,113)

Net realized and unrealized gain (loss)                                  (2,090)


INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                               $      322
                                                                     ----------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit Municipal Intermediate Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   4/30/04             10/31/03

Increase (Decrease) in Net Assets

Operations

  Net investment income                         $    2,412           $    4,502

  Net realized gain (loss)                              23                  (10)

  Change in net unrealized gain (loss)              (2,113)                 451

  Increase (decrease) in net
  assets from operations                               322                4,943


Distributions to shareholders

  Net investment income                             (2,411)              (4,500)


Capital share transactions *

  Shares sold                                       53,144               28,966

  Distributions reinvested                           1,528                2,661

  Shares redeemed                                  (13,960)             (27,455)

  Increase (decrease) in
  net assets from capital
  share transactions                                40,712                4,172


Net Assets

Increase (decrease) during period                   38,623                4,615

Beginning of period                                115,405              110,790


End of period                                   $  154,028           $  115,405
                                                --------------------------------

(Including undistributed net investment income of $11 at 4/30/04 and $10 at 10/31/03)

*Share information

  Shares sold                                        4,779                2,631

  Distributions reinvested                             138                  243

  Shares redeemed                                   (1,261)              (2,511)

  Increase (decrease) in shares outstanding          3,656                  363


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit Municipal Intermediate Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                       April 30, 2004

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Intermediate Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on October 29, 1993. The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

     Purchased and written options are valued at the mean of the closing bid and asked prices. Options on futures contracts are valued at the last sale price. Financial futures contracts are valued at closing settlement prices.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

     Investment Transactions, Investment Income, and Distributions
     Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Distributions to shareholders are recorded on ex-dividend date. Income distributions are declared on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

     Other
     In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Futures Contracts
     During the six months ended April 30, 2004, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and interest rates.

     Options
     Call and put options on futures contracts give the holder the right to purchase or sell, respectively, a particular futures contract at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in underlying futures prices.

     Other
     Purchases and sales of portfolio securities, other than short-term securities, aggregated $49,734,000 and $14,953,000, respectively, for the six months ended April 30, 2004.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of April 30, 2004.

     The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of October 31, 2003 the fund had $338,000 of unused capital loss carryforwards of which $338,000 expire in fiscal 2008.

     At April 30, 2004, the cost of investments for federal income tax purposes was $149,137,000. Net unrealized gain aggregated $3,074,000 at period-end, of which $4,139,000 related to appreciated investments and $1,065,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.50% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At April 30, 2004, $79,000 was payable under the agreement.

T. Rowe Price Summit Municipal Intermediate Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Summit Municipal Intermediate Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.



Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Municipal Funds, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 15, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 15, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     June 15, 2004